Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Trade receivables
Financial assets	€ 5,081.4	€ 5,254.8	€ 3,386.2
Trade receivables [member]
Trade receivables
Change in allowance for impairment	0.0	0.0	0.0
Bad Debts Written off	0.0	0.0	0.0
Financial assets	59.7	43.5	18.6
Trade receivables [member] | Past due
Trade receivables
Financial assets	5.1	3.6	1.0
Trade receivables [member] | Past due and impaired
Trade receivables
Financial assets	0.0	0.0	0.0
Trade receivables [member] | Past due but not impaired
Trade receivables
Financial assets	€ 5.1	€ 3.6	€ 1.0